Financial risk management - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2024 USD ($)	Apr. 01, 2022 JPY (¥)
Statements [Line Items]
Borrowings	¥ 2,275,828	¥ 1,955,638
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		4,691
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,243,109	1,486,566
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	969	509
Accumulated increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	1,566	2,535
Total assets	34,107,490	31,154,095		¥ 29,651,955
Total liabilities	26,351,385	24,496,945		¥ 23,945,373
Sony Financial Group Inc [Member]
Statements [Line Items]
Total assets	20,877,128	19,912,827
Total liabilities	¥ 19,763,959	18,728,102
Market risk [member] | Sony Bank Inc [Member]
Statements [Line Items]
Time period for measurement of VaR using historical method	250 days
Confidence level for measurement of VaR using historical method	99.00%
Value at risk	¥ 18,046	¥ 21,433
CP Programs [Member]
Statements [Line Items]
Maximum borrowing limit	1,257,100
Borrowings	0
Committed Lines Of Credit [Member]
Statements [Line Items]
Undrawn borrowing facilities	766,400
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,700
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Foreign Bank [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,050
Committed Lines Of Credit [Member] | Japan [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities	¥ 350,000